Geographic areas and major customers	12 Months Ended
Dec. 31, 2022
Geographic areas and major customers [Abstract]
Geographic areas and major customers
Note 13 - Geographic areas and major customers
A.	Information on sales by geographic distribution:

The Company has one operating segment.

Sales are attributed to geographic distribution based on the location of the ultimate customer:

	Year ended December 31
	2020	2021	2022
	US$ thousands

USA	64,503	88,556	107,908
North America - other	639	964	836
Israel	12,362	9,936	13,586
Europe	23,208	19,383	20,715
Asia-Pacific	6,686	9,621	7,537

	107,398	128,460	150,582

B.   Sales to single ultimate customers exceeding 10% of sales (US$ thousands):

	Year ended December 31
	2020	2021	2022
	US$ thousands

Customer "A"	12,278	19,184	22,926
Customer "B"	13,468	7,788	8,519
Customer "C"	13,328	7,689	5,965

C.   Information on Long-Lived Assets - Property, Plant and Equipment and ROU assets by geographic areas:

The following table presents the locations of the Company’s long-lived assets as of December 31, 2021 and 2022:

	Year ended December 31
	2021	2022
	US$ thousands

North America	1,014	827
Europe	340	224
Israel	11,987	11,878

	13,341	12,929